4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 10) R$ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017
USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	3.8748	3.3080
USD | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (7.5)
USD | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(287.0)
USD | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(706.6)
USD | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	691.9
USD | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1,390.9
USD | Designated as Hedging Instrument [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
USD | Designated as Hedging Instrument [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 4.1
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	32.7
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(66.6)
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(495.4)
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	526.5
USD | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Cost [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(1.4)
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	93.2
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	278.0
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(53.7)
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(391.3)
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	117.7
USD | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Cost [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(43.9)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	226.8
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	680.9
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(34.3)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(235.1)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(530.5)
USD | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Cost [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(107.8)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(218.5)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(559.4)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(98.9)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(755.6)
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	1,527.4
USD | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Cost [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	105.1
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(441.2)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Options - Currencies [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(1,242.3)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export Prepayment - PPEs [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(131.2)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(1,015.9)
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	2,619.1
USD | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Cost [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 211.5
USD | Not Designated as Hedging Instrument [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
USD | Not Designated as Hedging Instrument [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
USD | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (5.1)
USD | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(2.3)
USD | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(54.3)
USD | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(232.7)
USD | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(128.2)
USD | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(578.4)
USD | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	117.9
USD | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	573.9
USD | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	240.9
USD | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1,150.0
USD | Cost (object) [Member] | Future - BM&Fbovespa [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	4.4390	3.9693
Euro Member Countries, Euro | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (30.4)
Euro Member Countries, Euro | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(250.6)
Euro Member Countries, Euro | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(580.9)
Euro Member Countries, Euro | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	520.1
Euro Member Countries, Euro | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 1,070.5
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 0.3
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(0.3)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	4.7
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(4.7)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	11.4
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(11.4)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(10.8)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	10.8
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(21.9)
Euro Member Countries, Euro | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 21.9
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | NDF - Purchase EUR x US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (29.9)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Current Scenario [Member] | NDF - Purchase EUR x US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(0.5)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(205.7)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | NDF - Purchase EUR x US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(44.9)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(469.4)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | NDF - Purchase EUR x US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(111.5)
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	409.6
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | NDF - Purchase EUR x US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	110.5
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | NDF - Purchase of US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	849.0
Euro Member Countries, Euro | Not Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | NDF - Purchase EUR x US$ [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 221.5
United Kingdom, Pounds
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	4.9617	4.4714
United Kingdom, Pounds | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
United Kingdom, Pounds | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (1.1)
United Kingdom, Pounds | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(25.4)
United Kingdom, Pounds | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(61.9)
United Kingdom, Pounds | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	59.7
United Kingdom, Pounds | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	120.4
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(1.1)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(25.4)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(61.9)
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	59.7
United Kingdom, Pounds | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 120.4
Japan, Yen
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exchange rate	0.0353	0.0294
Japan, Yen | Current Scenario [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 0.0
Japan, Yen | Scenario I 10% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	0.0
Japan, Yen | Scenario II 25% Appreciation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	0.0
Japan, Yen | Scenario III 25% Devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	0.0
Japan, Yen | Scenario IV 50% devaluation [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 0.0
Japan, Yen | Designated as Hedging Instrument [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Devaluation of R$
Japan, Yen | Designated as Hedging Instrument [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Risk	Appreciation of R$
Japan, Yen | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ (1.1)
Japan, Yen | Designated as Hedging Instrument [Member] | Current Scenario [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	1.1
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	21.4
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario I 10% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(21.4)
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	55.0
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario II 25% Appreciation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(55.0)
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(57.2)
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario III 25% Devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	57.2
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Non-Deliverable Forwards [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	(113.4)
Japan, Yen | Designated as Hedging Instrument [Member] | Scenario IV 50% devaluation [Member] | Export [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Net effect	R$ 113.4